UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-05012

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2010 to March 31, 2010

Item 1:  Schedule of Investments

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments

March 31, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS (87.9%)
Aerospace & Defense (1.0%)
$800	BE Aerospace, Inc., Senior Unsecured Notes (Callable 07/01/13 @ $104.25)§	(BB, Ba3)	07/01/18	8.500	$856,000
975	Hawker Beechcraft Notes Co., Global Company Guaranteed Notes (Callable 04/01/11 @ $104.25)§	(CCC-, Caa3)	04/01/15	8.500	758,062
175	Hawker Beechcraft Notes Co., Global Company Guaranteed Notes (Callable 04/01/12 @ $104.88)§	(CCC-, Ca)	04/01/17	9.750	126,438
					1,740,500

Auto Loans (2.3%)
1,725	Ford Motor Credit Co., LLC, Global Senior Unsecured Notes	(B-, B1)	10/01/13	7.000	1,786,291
425	Ford Motor Credit Co., LLC, Senior Unsecured Notes	(B-, B1)	10/01/14	8.700	461,260
1,775	Ford Motor Credit Co., LLC, Senior Unsecured Notes	(B-, B1)	12/15/16	8.000	1,872,602
					4,120,153

Auto Parts & Equipment (2.2%)
300	American Axle & Manufacturing Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/14 @ $104.63)‡	(B, B1)	01/15/17	9.250	321,750
500	American Axle & Manufacturing, Inc., Company Guaranteed Notes (Callable 03/01/12 @ $103.94)§	(CCC, Caa2)	03/01/17	7.875	468,750
800	American Tire Distributors, Inc., Global Company Guarnteed Notes (Callable 04/01/10 @ $102.69)§	(CCC+, Caa1)	04/01/13	10.750	761,000
675	ArvinMeritor, Inc., Company Guaranteed Notes (Callable 03/15/14 @ $105.31)§	(CCC-, Caa2)	03/15/18	10.625	702,000
800	Stanadyne Corp., Series 1, Global Senior Subordinated Notes (Callable 08/15/10 @ $103.33)	(CCC, Caa1)	08/15/14	10.000	736,000
737	The Goodyear Tire & Rubber Co., Global Company Guaranteed Notes (Callable 07/01/10 @ $104.50)§	(B+, B1)	07/01/15	9.000	764,637
150	The Goodyear Tire & Rubber Co., Senior Unsecured Notes (Callable 05/15/12 @ $107.88)§	(B+, B1)	05/15/16	10.500	162,750
					3,916,887

Banks (2.9%)
142	CIT Group, Inc., Senior Secured Notes (Callable 01/01/11 @ $102.00)§	(NR, NR)	05/01/13	7.000	138,758
212	CIT Group, Inc., Senior Secured Notes (Callable 01/01/11 @ $102.00)§	(NR, NR)	05/01/14	7.000	201,236
212	CIT Group, Inc., Senior Secured Notes (Callable 01/01/11 @ $102.00)§	(NR, NR)	05/01/15	7.000	198,581
354	CIT Group, Inc., Senior Secured Notes (Callable 01/01/11 @ $102.00)	(NR, NR)	05/01/16	7.000	327,429
496	CIT Group, Inc., Senior Secured Notes (Callable 01/01/11 @ $102.00)§	(NR, NR)	05/01/17	7.000	458,399
475	GMAC, Inc. Rule 144A, Company Guaranteed Notes‡	(B, B3)	03/15/20	8.000	488,063
1,175	GMAC, Inc., Global Company Guaranteed Notes	(B, B3)	03/02/11	7.250	1,201,437
474	GMAC, Inc., Global Company Guaranteed Notes§	(NR, B3)	04/01/11	6.000	478,148
78	GMAC, Inc., Global Subordinated Notes§	(CCC+, B3)	12/31/18	8.000	77,610
1,200	GMAC, Inc., Rule 144A, Company Guaranteed Notes‡	(B, B3)	02/12/15	8.300	1,263,000
450	Provident Funding Associates Rule 144A, Senior Secured Notes‡	(B+, Ba3)	04/15/17	10.250	450,000
					5,282,661

Beverages (0.5%)
100	CEDC Finance Corp. International, Inc., Rule 144A, Senior Secured Notes (Callable 12/01/13 @ $104.56)‡§	(B+, B1)	12/01/16	9.125	106,000
225	Constellation Brands, Inc., Company Guaranteed Notes	(BB, Ba3)	12/15/14	8.375	244,406
525	Constellation Brands, Inc., Company Guaranteed Notes	(BB, Ba3)	09/01/16	7.250	542,063
					892,469

Building & Construction (1.1%)
468	Ashton Woods Finance Co., Rule 144A, Company Guaranteed Notes (Callable 02/24/14 @ $105.50)+‡	(NR, NR)	06/30/15	0.000	210,600
500	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes§	(CCC-, Caa2)	01/15/16	6.250	387,500
925	Standard Pacific Corp., Company Guaranteed Notes§	(B-, Caa1)	04/01/14	6.250	857,938
250	William Lyon Homes, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $101.25)§	(CC, Caa3)	02/15/14	7.500	184,375

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Building & Construction
$350	William Lyon Homes, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $100.00)	(CC, Caa3)	12/15/12	7.625	$278,250
					1,918,663

Building Materials (2.1%)
850	AMH Holdings Inc., Global Senior Discount Notes (Callable 03/01/11 @ $101.88)	(CCC-, Caa2)	03/01/14	11.250	878,688
975	CPG International I, Inc., Global Company Guaranteed Notes (Callable 07/01/10 @ $102.63)	(B-, Caa1)	07/01/13	10.500	982,312
300	Dayton Superior Corp., Company Guaranteed Notesø	(D, Caa3)	06/15/09	13.000	67,500
1,050	Headwaters, Inc., Rule 144A, Senior Secured Notes (Callable 11/01/12 @ $105.69)‡§	(B+, B2)	11/01/14	11.375	1,101,187
114	Norcraft Capital Corp., Global Senior Discount Notes (Callable 09/01/10 @ $100.00)	(CCC, Caa1)	09/01/12	9.750	108,870
675	Norcraft Finance Corp., Rule 144A, Senior Secured Notes (Callable 12/15/12 @ $105.25)‡	(B-, B2)	12/15/15	10.500	715,500
					3,854,057

Chemicals (2.1%)
700	Hexion Finance Escrow Corp., Rule 144A, Senior Secured Notes (Callable 02/01/14 @ $104.44)‡	(CCC+, B3)	02/01/18	8.875	693,000
300	LBI Escrow Corp., Rule 144A, Senior Secured Notes (Callable 05/01/13 @ $106.00)‡	(NR, Ba3)	11/01/17	8.000	311,625
425	Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.88)§	(CCC-, Caa2)	12/01/14	9.750	427,125
437	Momentive Performance Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/11 @ $106.25)‡§	(CCC-, B3)	06/15/14	12.500	495,995
150	Nalco Co., Global Company Guaranteed Notes (Callable 11/15/10 @ $101.48)	(B, B2)	11/15/13	8.875	155,250
175	Nalco Co., Global Company Guaranteed Notes (Callable 11/15/10 @ $101.50)	(B, B2)	11/15/13	9.000	245,080
800	Nalco Finance Holdings, Inc., Global Senior Discount Notes (Callable 02/01/11 @ $101.50)	(B, B2)	02/01/14	9.000	828,000
750	Reichhold Industries, Inc., Rule 144A, Senior Notes (Callable 08/15/10 @ $104.50)‡	(CCC+, Caa2)	08/15/14	9.000	714,375
					3,870,450

Computer Hardware (0.3%)
500	Activant Solutions, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $104.75)	(CCC, Caa1)	05/01/16	9.500	482,500

Consumer Products (0.7%)
650	AAC Group Holding Corp., Rule 144A, Senior Discount Notes (Callable 10/01/10 @ $100.00)‡	(CCC, Caa2)	10/01/12	10.250	652,438
500	Terra Capital, Inc., Global Company Guaranteed Notes (Callable 11/01/14 @ $103.88)	(BB, B1)	11/01/19	7.750	606,250
					1,258,688

Consumer/Commercial/Lease Financing (1.0%)
1,150	International Lease Finance Corp., Rule 144A, Senior Unsecured Notes‡	(BB+, B1)	09/15/15	8.625	1,178,471
500	International Lease Finance Corp., Rule 144A, Senior Unsecured Notes‡	(BB+, B1)	03/15/17	8.750	512,766
100	International Lease Finance Corp., Series MTN, Senior Unsecured Notes	(BB+, B1)	06/01/14	5.650	92,764
					1,784,001
Department Stores (0.3%)
500	The Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19)§	(CCC+, Caa3)	10/15/15	10.375	518,750
Diversified Capital Goods (2.6%)
575	Belden, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/14 @ $104.62)‡	(B+, Ba2)	06/15/19	9.250	616,687

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Diversified Capital Goods
$625	Coleman Cable, Inc., Rule 144A, Senior Notes (Callable 02/15/14 @ $104.50)‡§	(B, B3)	02/15/18	9.000	$634,375
575	Esco Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/10 @ $100.00)#‡	(B, B2)	12/15/13	4.132	513,188
800	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 06/01/12 @ $103.69)§	(B-, B3)	06/01/17	7.375	726,000
450	Rexnord LLC., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.75)§	(B-, Caa2)	08/01/14	9.500	470,250
450	Sensus USA Systems, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $101.44)	(B-, B3)	12/15/13	8.625	461,250
625	Titan International, Inc., Global Company Guaranteed Notes	(B-, B2)	01/15/12	8.000	628,125
550	TriMas Corp., Rule 144A, Senior Secured Notes (Callable 12/15/13 @ $104.88)‡§	(B-, Caa1)	12/15/17	9.750	572,000
					4,621,875

Electric - Generation (4.5%)
100	Dynegy Holdings, Inc., Global Senior Unsecured Notes§	(B, B3)	06/01/15	7.500	83,500
1,000	Dynegy Holdings, Inc., Global Senior Unsecured Notes§	(B, B3)	05/01/16	8.375	835,000
1,075	Edison Mission Energy, Global Senior Unsecured Notes§	(B, B2)	05/15/17	7.000	755,187
1,050	Edison Mission Energy, Global Senior Unsecured Notes	(B, B2)	05/15/19	7.200	729,750
1,200	Mirant Americas Generation LLC, Senior Unsecured Notes§	(B-, B3)	10/01/21	8.500	1,134,000
268	Mirant Mid Atlantic Trust, Series B, Global Pass Thru Certificates	(BB, Ba1)	06/30/17	9.125	285,131
200	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)	(BB-, B1)	01/15/17	7.375	198,500
425	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.69)	(BB-, B1)	02/01/16	7.375	422,875
550	NRG Energy, Inc., Company Guaranteed Notes (Callable 06/15/14 @ $104.25)§	(BB-, B1)	06/15/19	8.500	559,625
3,275	Texas Competitive Electric Holdings Co., LLC, Series A, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)§	(CCC, Caa2)	11/01/15	10.250	2,292,500
1,300	Texas Competitive Electric Holdings Co., LLC, Series B, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)	(CCC, Caa2)	11/01/15	10.250	910,000
					8,206,068

Electric - Integrated (1.0%)
1,000	The AES Corp., Global Senior Unsecured Notes§	(BB-, B1)	10/15/17	8.000	1,020,000
200	The AES Corp., Rule 144A, Senior Unsecured Notes‡§	(BB-, B1)	04/15/16	9.750	217,500
550	The AES Corp., Senior Unsecured Notes	(BB-, B1)	03/01/14	7.750	565,125
					1,802,625

Electronics (1.3%)
850	Freescale Semiconductor, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/14 @ $105.06)‡§	(B-, B2)	03/15/18	10.125	919,062
525	Sanmina-SCI Corp., Company Guaranteed Notes (Callable 03/01/11 @ $104.06)§	(CCC, B2)	03/01/16	8.125	530,906
775	Viasystems, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/12 @ $106.00)‡	(B+, B3)	01/15/15	12.000	842,813
					2,292,781

Energy - Exploration & Production (4.7%)
475	Berry Petroleum Co., Senior Subordinated Notes (Callable 11/01/11 @ $104.13)§	(B, B3)	11/01/16	8.250	483,312
175	Chesapeake Energy Corp., Company Guaranteed Notes§	(BB, Ba3)	12/15/18	7.250	175,875
1,500	Chesapeake Energy Corp., Global Company Guaranteed Notes (Callable 01/15/11 @ $101.15)§	(BB, Ba3)	01/15/16	6.875	1,488,750
475	Denbury Resources, Inc., Company Guaranteed Notes (Callable 03/01/13 @ $104.88)§	(BB, B1)	03/01/16	9.750	524,875
300	Forest Oil Corp., Global Company Guaranteed Notes (Callable 06/15/12 @ $103.63)	(BB-, B1)	06/15/19	7.250	303,000
600	Hilcorp Financial Co., Rule 144A, Senior Unsecured Notes (Callable 06/01/11 @ $104.50)‡	(BB-, B2)	06/01/16	9.000	627,000
550	Mariner Energy, Inc., Company Guaranteed Notes (Callable 05/15/12 @ $104.00)	(B+, B3)	05/15/17	8.000	543,125
425	Penn Virginia Corp., Senior Notes (Callable 06/15/13 @ $105.19)§	(BB-, B2)	06/15/16	10.375	463,250

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Energy - Exploration & Production
$925	PetroHawk Energy Corp., Global Company Guaranteed Notes (Callable 06/01/12 @ $103.94)	(B, B3)	06/01/15	7.875	$946,969
425	Pioneer Natural Resources Co., Senior Unsecured Notes	(BB+, Ba1)	01/15/20	7.500	439,406
625	Plains Exploration & Production Co., Company Guaranteed Notes (Callable 06/15/11 @ $103.88)	(BB-, B1)	06/15/15	7.750	636,719
375	Stone Energy Corp., Company Guaranteed Notes (Callable 02/01/14 @ $104.31)§	(BB-, Caa1)	02/01/17	8.625	371,250
475	Stone Energy Corp., Global Senior Subordinated Notes (Callable 12/15/10 @ $102.25)	(CCC+, Caa2)	12/15/14	6.750	420,375
525	Swift Energy Co, Company Guaranteed Notes (Callable 06/01/12 @ $103.56)	(BB-, B3)	06/01/17	7.125	501,375
450	Whiting Petroleum Corp., Global Company Guaranteed Notes	(BB, B1)	02/01/14	7.000	462,938
					8,388,219

Environmental (0.6%)
925	Casella Waste Systems, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/12 @ $105.50)‡	(B+, B2)	07/15/14	11.000	996,688

Food & Drug Retailers (0.8%)
350	Ingles Markets, Inc., Global Senior Unsecured Notes (Callable 05/15/13 @ $104.44)§	(BB-, B1)	05/15/17	8.875	367,500
650	Rite Aid Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $104.69)§	(CCC, Caa3)	12/15/15	9.375	562,250
425	Rite Aid Corp., Global Senior Secured Notes (Callable 06/12/13 @ $104.88)§	(B+, B3)	06/12/16	9.750	459,000
					1,388,750

Food - Wholesale (0.9%)
550	Pinnacle Foods Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 04/01/11 @ $104.63)‡§	(CCC+, Caa2)	04/01/15	9.250	566,500
375	Smithfield Foods, Inc., Rule 144A, Senior Secured Notes‡§	(B+, Ba3)	07/15/14	10.000	420,000
625	Southern States Cooperative, Inc., Rule 144A, Senior Notes‡	(B+, B3)	11/01/11	11.000	626,563
					1,613,063

Forestry & Paper (2.3%)
388	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/10 @ $102.38)	(B+, Caa1)	10/15/14	7.125	360,840
200	Georgia-Pacific LLC Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $103.56)‡	(BB+, Ba2)	01/15/17	7.125	209,000
450	Georgia-Pacific LLC Rule 144A, Company Guaranteed Notes (Callable 05/01/13 @ $104.13)‡	(BB+, Ba2)	05/01/16	8.250	492,750
300	NewPage Corp., Global Company Guaranteed Notes (Callable 05/01/10 @ $103.00)	(CCC-, Caa3)	05/01/13	12.000	115,500
575	NewPage Corp., Global Secured Notes (Callable 05/01/10 @ $103.00)§	(CCC-, Caa2)	05/01/12	10.000	401,781
1,050	NewPage Corp., Global Senior Secured Notes (Callable 03/31/12 @ $105.00)§	(CCC+, B2)	12/31/14	11.375	1,050,000
1,000	Smurfit-Stone Container Enterprises, Inc., Global Senior Unsecured Notes (Callable 07/01/10 @ $100.00)ø§	(D, NR)	07/01/12	8.375	892,500
675	Verso Paper, Inc., Series B, Global Company Guaranteed Notes (Callable 08/01/11 @ $105.69)§	(CCC, Caa1)	08/01/16	11.375	592,313
75	Verso Paper, Inc., Series B, Global Senior Secured Notes (Callable 08/01/10 @ $104.56)§	(B-, B2)	08/01/14	9.125	73,125
					4,187,809

Gaming (4.7%)
775	Buffalo Thunder Development Authority, Rule 144A, Senior Secured Notes (Callable 12/15/10 @ $104.69)ø‡	(NR, NR)	12/15/14	9.375	106,563
1,000	Caesars Entertainment, Inc., Global Company Guaranteed Notes	(CCC-, Ca)	05/15/11	8.125	1,006,250
775	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/10 @ $102.00)‡	(CCC+, Caa3)	08/01/13	8.000	678,125
140	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(B, B2)	11/15/19	7.250	95,900
375	FireKeepers Development Authority, Rule 144A, Senior Secured Notes (Callable 05/01/12 @ $110.50)‡	(B, B3)	05/01/15	13.875	435,937

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Gaming
$375	Fontainebleau Las Vegas Holdings LLC, Rule 144A, Second Mortgage Notes (Callable 06/15/11 @ $105.13)ø‡	(NR, NR)	06/15/15	11.000	$6,094
475	Harrah’s Operating Co., Inc., Global Senior Secured Notes (Callable 06/01/13 @ $105.63)	(B-, Caa1)	06/01/17	11.250	514,187
475	Inn of the Mountain Gods Resort & Casino, Global Company Guaranteed Notesø§	(D, Ca)	11/15/10	12.000	230,375
900	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ $104.88)	(B-, B3)	06/15/14	9.750	850,500
625	Majestic Star Casino Capital Corp., Senior Secured Notesø	(D, NR)	10/15/10	9.500	409,375
850	Mashantucket Western Pequot Tribe, Rule 144A, Bonds (Callable 11/15/11 @ $104.25)ø‡	(D, NR)	11/15/15	8.500	216,750
525	MGM Mirage, Inc., Company Guaranteed Notes§	(CCC+, Caa1)	06/01/16	7.500	439,687
325	MGM Mirage, Inc., Global Company Guaranteed Notes	(CCC+, Caa1)	04/01/16	6.875	264,875
600	MGM Mirage, Inc., Rule 144A, Senior Secured Notes (Callable 05/15/13 @ $105.56)‡	(B, B1)	11/15/17	11.125	678,000
1,100	MTR Gaming Group, Inc., Global Secured Notes (Callable 07/15/11 @ $106.31)	(B, B2)	07/15/14	12.625	1,091,750
850	Peninsula Gaming LLC, Rule 144A, Senior Unsecured Notes (Callable 08/15/13 @ $105.38)‡§	(B, B3)	08/15/17	10.750	816,000
435	Tropicana Finance Corp., Global Senior Subordinated Notes (Callable 12/15/10 @ $104.81)ø	(NR, NR)	12/15/14	9.625	653
675	Turning Stone Resort Casino Enterprise, Rule 144A, Senior Unsecured Notes (Callable 09/15/10 @ $104.56)‡	(B+, B1)	09/15/14	9.125	678,375
					8,519,396

Gas Distribution (2.6%)
600	Amerigas Partners LP, Global Senior Unsecured Notes (Callable 05/20/10 @ $103.63)§	(NR, Ba3)	05/20/15	7.250	612,000
725	El Paso Corp., Senior Unsecured Notes	(BB-, Ba3)	06/01/18	7.250	751,757
850	El Paso Performance-Linked Trust, Rule 144A, Senior Unsecured Notes‡	(NR, Ba3)	07/15/11	7.750	884,234
525	Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)§	(B+, B1)	03/01/16	8.250	543,375
200	Inergy Finance Corp., Global Company Guaranteed Notes (Callable 12/15/10 @ $102.29)	(B+, B1)	12/15/14	6.875	201,000
350	MarkWest Energy Finance Corp., Series B, Global Company Guaranteed Notes (Callable 04/15/13 @ $104.38)	(B+, B2)	04/15/18	8.750	360,937
650	Targa Resources Partners Finance Corp., Global Company Guaranteed Notes (Callable 07/01/12 @ $104.13)	(B, B2)	07/01/16	8.250	667,875
600	The Williams Cos., Inc., Series A, Global Senior Unsecured Notes	(BB+, Baa3)	01/15/31	7.500	661,075
					4,682,253

Health Facilities (5.7%)
225	Alliance HealthCare Services, Inc., Rule 144A, Senior Notes (Callable 12/01/12 @ $104.00)‡	(B, B3)	12/01/16	8.000	210,375
575	Bausch & Lomb, Inc., Global Senior Unsecured Notes (Callable 11/01/11 @ $104.94)§	(B, Caa1)	11/01/15	9.875	610,938
350	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.00)	(B-, B3)	10/15/17	10.000	387,625
350	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.81)§	(B-, Caa1)	10/15/17	11.625	393,750
725	Community Health Systems, Inc., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.44)§	(B, B3)	07/15/15	8.875	752,187
2,325	HCA, Inc., Global Secured Notes (Callable 11/15/11 @ $104.63)	(BB-, B2)	11/15/16	9.250	2,477,578
475	HCA, Inc., Global Senior Unsecured Notes	(B-, Caa1)	01/15/15	6.375	453,625
525	HCA, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/14 @ $103.94)‡	(BB, Ba3)	02/15/20	7.875	550,922
875	Inverness Medical Innovations, Inc., Company Guaranteed Notes (Callable 05/15/13 @ $104.50)	(B-, B3)	05/15/16	9.000	894,687
400	Omega Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $103.50)	(BB+, Ba3)	01/15/16	7.000	402,000
725	Tenet Healthcare Corp., Global Senior Unsecured Notes§	(CCC+, Caa2)	02/01/15	9.250	763,969
850	Tenet Healthcare Corp., Rule 144A, Senior Secured Notes (Callable 07/01/14 @ $ 104.44)‡	(BB-, B2)	07/01/19	8.875	924,375

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Health Facilities
$175	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/11 @ $101.00)§	(B+, B3)	06/01/15	8.500	$175,000
550	Vanguard Holding Co. II, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/14 @ $104.00)‡	(CCC+, B3)	02/01/18	8.000	537,625
687	VWR Funding, Inc., Series B, Global Company Guaranteed Notes (Callable 07/15/11 @ $105.13)§	(B-, Caa1)	07/15/15	10.250	731,189
					10,265,845

Health Services (1.9%)
825	Quintiles Transnational Corp., Rule 144A, Senior Notes (Callable 12/30/11 @ $102.00)‡	(B, B3)	12/30/14	9.500	843,562
1,100	Rural/Metro Corp., Global Senior Discount Notes (Callable 03/15/11 @ $104.25)	(B, Caa1)	03/15/16	12.750	1,171,500
150	Service Corp. International, Global Senior Unsecured Notes	(BB-, B1)	10/01/18	7.625	152,625
550	Service Corp. International, Senior Unsecured Notes	(BB-, B1)	11/15/21	8.000	559,625
550	Stewart Enterprises, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $100.00)	(BB-, Ba3)	02/15/13	6.250	544,500
275	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/10 @ $101.00)#	(B+, B3)	06/01/15	3.859	235,813
					3,507,625

Hotels (0.9%)
475	Felcor Lodging LP, Global Senior Secured Notes§	(NR, B2)	10/01/14	10.000	491,625
425	Host Hotels & Resorts LP, Rule 144A, Senior Unsecured Notes (Callable 05/15/13 @ $104.50)‡§	(BB+, Ba1)	05/15/17	9.000	461,125
750	Host Hotels & Resorts LP, Series Q, Global Company Guaranteed Notes (Callable 06/01/11 @ $103.33)§	(BB+, Ba1)	06/01/16	6.750	755,625
					1,708,375

Household & Leisure Products (0.3%)
550	ALH Finance Corp., Global Company Guaranteed Notes (Callable 01/15/11 @ $100.00)	(B-, Caa1)	01/15/13	8.500	552,750

lnvestments & Misc. Financial Services (0.2%)
425	Nuveen Investments, Inc., Global Company Guaranteed Notes (Callable 11/15/11 @105.25)	(CCC, Caa3)	11/15/15	10.500	414,375

Leisure (0.4%)
472	Six Flags Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/13 @ $106.12)ø‡	(D, NR)	07/15/16	12.250	554,600
600	Six Flags, Inc., Global Senior Unsecured Notes (Callable 06/01/10 @ $103.21)ø	(D, NR)	06/01/14	9.625	192,000
					746,600

Machinery (0.8%)
700	Baldor Electric Co., Company Guaranteed Notes (Callable 02/15/12 @ $104.31)§	(B, B3)	02/15/17	8.625	743,750
500	CPM Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 09/01/12 @ $105.31)‡	(B+, B2)	09/01/14	10.625	535,000
250	Terex Corp., Senior Subordinated Notes (Callable 11/15/12 @ $104.00)§	(B, Caa1)	11/15/17	8.000	244,375
					1,523,125

Media - Broadcast (1.9%)
475	Allbritton Communications Co., Global Senior Subordinated Notes (Callable 12/15/10 @ $100.00)§	(B-, B3)	12/15/12	7.750	478,563
515	Barrington Broadcasting Capital Corp., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.25)	(CCC-, Caa3)	08/15/14	10.500	455,775
775	Clear Channel Communications, Inc., Senior Unsecured Notes§	(CCC-, Ca)	09/15/14	5.500	496,000
200	Clear Channel Worldwide Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/12 @ $106.94)‡	(B, B2)	12/15/17	9.250	208,750
675	Clear Channel Worldwide Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/12 @ $106.94)‡	(B, B2)	12/15/17	9.250	708,750
46	CMP Susquehanna Corp., Global Company Guranteed Notes (Callable 05/15/10 @ $104.94)	(NR, Ca)	05/15/14	3.272	13,800

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Media - Broadcast
$550	Fisher Communications, Inc., Global Company Guaranteed Notes (Callable 09/15/10 @ $102.88)	(B-, B2)	09/15/14	8.625	$543,125
441	Local TV Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 06/15/11 @ $104.63)‡	(CCC, Caa3)	06/15/15	9.250	291,060
354	Umbrella Acquisition, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/11 @ $104.88)‡§	(CCC, Caa2)	03/15/15	9.750	307,513
925	Young Broadcasting, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $101.46)ø	(D, NR)	01/15/14	8.750	6,475
					3,509,811

Media - Cable (4.0%)
1,165	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/11 @ $101.56)	(B-, Caa1)	01/15/14	9.375	1,170,825
694	CCH II Capital Corp., Global Senior Notes (Callable 11/30/12 @ $106.75)§	(B, B2)	11/30/16	13.500	838,207
1,050	Cequel Capital Corp., Rule 144A, Senior Unsecured Notes (Callable 11/15/12 @ $106.47)‡§	(B-, B3)	11/15/17	8.625	1,084,125
125	Charter Communications Operating Capital, Rule 144A, Secured Notes (Callable 03/15/12 @ $105.44)‡	(BB-, B1)	09/15/14	10.875	140,469
450	CSC Holdings, Inc., Rule 144A, Senior Unsecured Notes‡	(BB, Ba3)	04/15/14	8.500	481,500
1,050	CSC Holdings, Inc., Rule 144A, Senior Unsecured Notes‡§	(BB, Ba3)	02/15/19	8.625	1,155,000
250	CSC Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/15/12 @ $104.25)‡	(BB, Ba3)	06/15/15	8.500	266,250
525	DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/14	6.625	530,250
600	DISH DBS Corp., Global Company Guaranteed Notes§	(BB-, Ba3)	05/31/15	7.750	630,000
475	Mediacom Broadband Corp., Global Senior Unsecured Notes (Callable 10/15/10 @ $104.25)§	(B-, B3)	10/15/15	8.500	488,062
400	Mediacom Capital Corp., Rule 144A, Senior Notes (Callable 08/15/14 @ $104.56)‡	(B-, B3)	08/15/19	9.125	414,500
					7,199,188

Media - Diversified (0.4%)
775	Block Communications, Inc., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.13)‡	(B, B1)	12/15/15	8.250	778,875

Media - Services (0.8%)
450	Nielsen Finance Co., Global Company Guaranteed Notes (Callable 05/01/13 @ $105.75)	(B-, Caa1)	05/01/16	11.500	510,750
675	WMG Acquisition Corp., Global Company Guaranteed Notes (Callable 04/15/10 @ $102.46)	(B, B1)	04/15/14	7.375	651,375
250	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 06/15/13 @ $104.75)‡	(BB, Ba2)	06/15/16	9.500	268,438
					1,430,563

Metals & Mining - Excluding Steel (1.7%)
175	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.50)ø	(D, NR)	12/15/14	9.000	1,969
675	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $105.00)ø	(D, NR)	12/15/16	10.000	4,725
975	Consol Energy, Inc. Rule 144A, Senior Secured Notes (callable 04/01/15 @ $104.13)‡	(BB, B1)	04/01/20	8.250	1,006,687
625	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/12 @ $104.19)	(BBB-, Ba2)	04/01/17	8.375	696,244
1,122	Noranda Aluminium Acquisition Corp., Global Company Guaranteed Notes (Callable 05/15/10 @ $100.00)#	(CCC, Caa1)	05/15/15	5.274	897,682
475	Novelis, Inc., Global Company Guaranteed Notes (Callable 08/15/12 @ $108.62)§	(B-, Caa1)	02/15/15	11.500	513,594
					3,120,901

Oil Field Equipment & Services (3.2%)
525	Bristow Group, Inc., Global Company Guaranteed Notes (Callable 09/15/12 @ $103.75)	(BB, Ba2)	09/15/17	7.500	532,875

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Oil Field Equipment & Services
$900	Calfrac Holdings LP, Rule 144A, Company Guaranteed Notes (Callable 02/15/11 @ $103.88)‡	(NR, B2)	02/15/15	7.750	$898,875
650	Edgen Murray Corp., Rule 144A, Senior Secured Notes (Callable 01/15/13 @ $106.13)‡	(B, Caa1)	01/15/15	12.250	611,813
525	Helix Energy Solutions Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $104.75)‡	(B, B3)	01/15/16	9.500	543,375
250	Hornbeck Offshore Services, Inc., Global Company Guaranteed Notes (Callable 09/01/13 @ $104.00)	(BB-, Ba3)	09/01/17	8.000	251,250
350	Hornbeck Offshore Services, Inc., Series B, Global Company Guaranteed Notes (Callable 12/01/10 @ $102.04)§	(BB-, Ba3)	12/01/14	6.125	337,750
600	Key Energy Services, Inc., Global Company Guaranteed Notes (Callable 12/01/11 @ $104.19)§	(BB-, B1)	12/01/14	8.375	609,750
650	McJunkin Red Man Corp., Rule 144A, Senior Secured Notes (Callable 12/15/12 @ $107.13)‡	(B, B3)	12/15/16	9.500	667,062
800	Pioneer Drilling Co., Rule 144A, Senior Notes (Callable 03/15/14 @ $104.94)‡	(B, B3)	03/15/18	9.875	796,000
400	Pride International, Inc., Senior Unsecured Notes	(BBB-, Ba1)	06/15/19	8.500	454,000
					5,702,750

Oil Refining & Marketing (1.0%)
725	Coffeyville Resources LLC, Rule 144A, Senior Secured Notes (Callable 04/01/13 @ $108.16)‡	(BB-, B3)	04/01/17	10.875	723,188
475	Tesoro Corp., Company Guaranteed Notes (Callable 06/01/14 @ $104.88)	(BB+, Ba1)	06/01/19	9.750	498,750
700	Western Refining, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/11 @ $105.00)#‡	(BB-, B3)	06/15/14	10.750	633,500
					1,855,438

Packaging (1.3%)
765	Berry Plastics Corp., Global Secured Notes (Callable 09/15/10 @ $104.44)§	(CCC, Caa1)	09/15/14	8.875	750,656
800	GPC Capital Corp. I, Global Company Guaranteed Notes (Callable 10/15/10 @ $103.29)§	(CCC+, Caa1)	10/15/14	9.875	834,000
750	GPC Capital Corp. I, Rule 144A, Senior Notes (Callable 01/01/14 @ $104.13)‡§	(CCC+, Caa1)	01/01/17	8.250	759,375
					2,344,031

Pharmaceuticals (0.5%)
450	PharmaNet Development Group, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/14 @105.44)‡	(B+, B3)	04/15/17	10.875	450,000
431	QHP Royalty Sub LLC, Rule 144A, Senior Secured Notes‡	(NR, NR)	03/15/15	10.250	436,165
					886,165

Printing & Publishing (1.6%)
875	Cengage Learning Acquisitions, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.25)‡	(CCC+, Caa2)	01/15/15	10.500	844,375
500	Cenveo Corp., Global Senior Subordinated Notes (Callable 12/01/10 @ $101.31)§	(B-, Caa1)	12/01/13	7.875	481,250
1,215	The Reader’s Digest Association, Inc., Global Company Guaranteed Notes (Callable 02/15/12 @ $104.50)ø^	(D, NR)	02/15/17	9.000	0
1,075	The Reader’s Digest Association, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/13 @ $104.00)#‡§	(B, B1)	02/15/17	9.500	1,101,875
525	Valassis Communications, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B-, B3)	03/01/15	8.250	542,062
					2,969,562

Railroads (0.3%)
500	Kansas City Southern Railway, Company Guaranteed Notes (Callable 06/01/12 @ $104.00)§	(B+, B2)	06/01/15	8.000	521,875

Restaurants (0.3%)
475	Denny’s Holdings, Inc., Global Company Guaranteed Notes (Callable 10/01/10 @ $100.00)	(B-, Caa1)	10/01/12	10.000	486,875

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Software/Services (2.2%)
$450	First Data Corp., Global Company Guaranteed Notes (Callable 09/30/11 @ $104.94)	(B-, Caa1)	09/24/15	9.875	$390,375
875	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13)§	(B-, Caa1)	08/15/15	10.250	924,218
475	Unisys Corp., Rule 144A, Senior Secured Notes (Callable 10/15/12 @ $106.38)‡§	(BB-, Ba3)	10/15/14	12.750	556,344
700	Unisys Corp., Senior Unsecured Notes (Callable 01/15/12 @ $106.25)	(B, Caa1)	01/15/16	12.500	778,750
1,325	Vangent, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $104.81)	(CCC+, Caa2)	02/15/15	9.625	1,238,875
					3,888,562

Specialty Retail (1.6%)
525	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.81)	(B-, Caa1)	03/15/17	7.625	502,688
825	Brookstone Co., Inc., Global Senior Secured Notes (Callable 10/15/10 @ $103.00)	(CCC-, Caa3)	10/15/12	12.000	647,625
200	QVC, Inc. Rule 144A, Senior Secured Notes‡	(BB+, Ba2)	10/15/20	7.375	202,000
400	SGS International, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $103.00)	(B-, B3)	12/15/13	12.000	422,500
655	Susser Finance Corp., Global Company Guaranteed Notes (Callable 12/15/10 @ $102.66)	(B+, B3)	12/15/13	10.625	684,475
400	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $104.25)§	(B-, B3)	02/15/15	8.500	414,000
					2,873,288

Steel Producers/Products (1.1%)
700	California Steel Industries, Inc., Global Senior Notes (Callable 03/15/11 @ $101.02)	(BB-, B1)	03/15/14	6.125	669,375
800	Ryerson, Inc., Global Senior Secured Notes (Callable 11/01/11 @ $106.00)	(CCC+, Caa1)	11/01/15	12.000	844,000
475	Tube City IMS Corp., Global Company Guaranteed Notes (Callable 02/01/11 @ $104.88)	(B-, Caa1)	02/01/15	9.750	469,656
					1,983,031

Support-Services (2.9%)
750	Ashtead Capital, Inc., Rule 144A, Secured Notes (Callable 08/15/11 @ $104.50)‡	(B+, B2)	08/15/16	9.000	763,125
550	DynCorp International, Series B, Global Senior Subordinated Notes (Callable 02/15/11 @ $100.00)	(B+, B1)	02/15/13	9.500	559,625
125	Iron Mountain, Inc., Company Guaranteed Notes (Callable 06/15/13 @ $104.00)	(B+, B2)	06/15/20	8.000	128,750
175	Iron Mountain, Inc., Senior Subordinated Notes (Callable 08/15/14 @ $104.19)	(B+, B2)	08/15/21	8.375	182,875
425	Maxim Crane Works LP, Rule 144A, Senior Secured Notes (Callable 04/15/12 @ $109.19)‡	(B, Caa1)	04/15/15	12.250	413,482
650	Mobile Mini, Inc., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.88)	(B+, B2)	08/01/14	9.750	676,000
325	Sotheby’s, Global Company Guaranteed Notes	(B, B1)	06/15/15	7.750	331,906
400	The Hertz Corp., Global Company Guaranteed Notes (Callable 01/01/11 @ $105.25)§	(CCC+, B3)	01/01/16	10.500	431,500
175	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/10 @ $104.94)	(CCC+, B3)	09/01/14	9.875	183,750
775	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/11 @ $105.94)§	(CCC, Caa1)	09/01/16	11.875	853,469
400	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $101.17)§	(CCC+, Caa1)	02/15/14	7.000	372,000
275	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 06/15/13 @ $105.44)	(B, B3)	06/15/16	10.875	300,438
					5,196,920

Telecom - Integrated/Services (4.9%)
375	Cincinnati Bell, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $101.40)§	(B-, B2)	01/15/14	8.375	387,656

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Telecom - Integrated/Services
$275	Cincinnati Bell, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $102.33)	(B+, Ba3)	02/15/15	7.000	$268,813
475	Frontier Communications Corp., Senior Unsecured Notes§	(BB, Ba2)	10/01/18	8.125	477,375
700	HNS Finance Corp., Global Company Guaranteed Notes (Callable 04/15/10 @ $104.75)	(B, B1)	04/15/14	9.500	722,750
1,675	Intelsat Corp., Global Senior Unsecured Notes (Callable 08/15/10 @ $103.13)	(BB-, B3)	08/15/14	9.250	1,725,250
850	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $100.00)#	(CCC, Caa1)	02/15/15	4.140	709,750
550	Level 3 Financing, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/14 @ $105.00)‡	(CCC, Caa1)	02/01/18	10.000	528,000
425	New Communications Holdings, Inc. Rule 144A, Senior Notes‡	(BB, Ba2)	04/15/20	8.500	430,313
950	Paetec Holding Corp., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.75)§	(CCC+, Caa1)	07/15/15	9.500	966,625
300	Qwest Communications International, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/12 @ $104.00)‡	(B+, Ba3)	10/01/15	8.000	321,000
1,275	Qwest Communications International, Inc., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $101.25)	(B+, Ba3)	02/15/14	7.500	1,303,687
300	Windstream Corp. Global Company Guaranteed Notes	(B+, Ba3)	11/01/17	7.875	297,000
675	Windstream Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $104.31)	(B+, Ba3)	08/01/16	8.625	693,562
					8,831,781

Telecom - Wireless (3.6%)
600	Cricket Communications, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.69)§	(B-, B3)	11/01/14	9.375	613,500
200	Cricket Communications, Inc., Global Senior Secured Notes (Callable 05/15/12 @ $105.81)§	(B+, Ba2)	05/15/16	7.750	208,500
1,050	GeoEye, Inc., Rule 144A, Senior Secured Notes (Callable 10/01/13 @ $104.81)‡	(B, B1)	10/01/15	9.625	1,078,875
615	MetroPCS Wireless, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.63)§	(B, B2)	11/01/14	9.250	631,913
2,325	Nextel Communications, Inc., Series F, Company Guaranteed Notes (Callable 03/15/11 @ $101.74)	(BB-, Ba2)	03/15/14	5.950	2,179,687
1,950	Sprint Nextel Corp., Senior Unsecured Notes§	(BB-, Ba3)	12/01/16	6.000	1,769,625
					6,482,100

Telecommunications Equipment (0.4%)
675	Avaya, Inc., Global Company Guaranteed Notes (Callable 11/01/11 @ $104.88)	(CCC+, Caa2)	11/01/15	9.750	661,500

Textiles & Apparel (0.5%)
850	Levi Strauss & Co., Global Senior Notes (Callable 01/15/11 @ $103.25)§	(B+, B2)	01/15/15	9.750	894,625

Theaters & Entertainment (0.7%)
625	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $101.33)§	(CCC+, Caa1)	03/01/14	8.000	632,031
675	AMC Entertainment, Inc., Global Senior Unsecured Notes (Callable 06/01/14 @ $104.38)§	(B-, B1)	06/01/19	8.750	712,125
					1,344,156

Tobacco (0.3%)
450	Alliance One International, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/13 @ $105.00)‡	(B+, B2)	07/15/16	10.000	472,500

TOTAL U.S. CORPORATE BONDS (Cost $159,342,846)					158,492,498

FOREIGN CORPORATE BONDS (8.7%)
Aerospace & Defense (0.5%)
900	Bombardier, Inc., Rule 144A, Senior Notes (Canada) ‡	(BB+, Ba2)	03/15/20	7.750	945,000
Chemicals (1.2%)
1,125	Cognis GmbH, Rule 144A, Senior Secured Notes (Germany)#‡	(B-, B2)	09/15/13	2.257	1,085,625

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

FOREIGN CORPORATE BONDS
Chemicals
$1,300	Ineos Group Holdings PLC, Rule 144A, Secured Notes (Callable 02/15/11 @ $104.25) (United Kingdom)‡§	(CCC-, Caa3)	02/15/16	8.500	$1,079,000
					2,164,625

Electronics (0.1%)
75	NXP Funding LLC, Series EXCH, Global Senior Secured Notes (Callable 10/15/10 @ $103.94) (Netherlands)	(CCC+, C)	10/15/14	7.875	73,500

Energy - Exploration & Production (0.3%)
550	OPTI Canada, Inc., Global Senior Secured Notes (Callable 12/15/10 @ $104.13) (Canada)	(B, Caa3)	12/15/14	8.250	519,750

Forestry & Paper (1.0%)
1,450	Abitibi-Consolidated Co. of Canada, Global Company Guaranteed Notes (Canada)ø	(D, NR)	06/15/11	7.750	366,125
500	Smurfit Kappa Acquisitions, Rule 144A, Senior Secured Notes (Callable 11/15/13 @ $103.63) (Ireland)‡	(BB, Ba2)	11/15/17	7.250	703,612
750	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/11 @ $102.58) (Ireland)§	(B, B2)	04/01/15	7.750	738,750
					1,808,487

Gaming (0.8%)
300	Cirsa Finance Luxembourg SA, Company Guaranteed Notes (Callable 05/15/10 @ 102.92) (Luxembourg)	(B+, B2)	05/15/14	8.750	414,556
400	Codere Finance Luxembourg SA, Rule 144A, Senior Secured Notes (Callable 06/15/10 @ $104.13) (Luxembourg)‡	(B, B2)	06/15/15	8.250	535,828
350	Peermont Global Proprietary, Ltd., Rule 144A, Senior Secured Notes (Callable 04/30/10 @ $105.81) (South Africa)‡	(B, B3)	04/30/14	7.750	455,825
					1,406,209

Media - Cable (0.6%)
200	UPC Germany GmbH, Rule 144A, Senior Secured Notes (Callable 12/01/12 @ $108.22) (Germany)‡	(BB-, B1)	12/01/17	8.125	282,798
60	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 04/15/10 @ $103.25) (United Kingdom)	(B, B2)	04/15/14	9.750	95,470
150	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 08/15/11 @ $104.56) (United Kingdom)	(B, B2)	08/15/16	9.125	160,125
500	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 10/15/14 @ $104.19) (United Kingdom)	(B, B2)	10/15/19	8.375	516,250
					1,054,643

Media - Diversified (0.4%)
775	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/11 @ $103.88) (Canada)	(B, B2)	03/15/16	7.750	788,562

Metals & Mining - Excluding Steel (0.6%)
850	Teck Resources, Ltd., Global Senior Secured Notes (Callable 05/15/14 @ $105.38) (Canada)	(BB+, Ba1)	05/15/19	10.750	1,045,500

Oil Field Equipment & Services (0.3%)
475	Cie Generale de Geophysique-Veritas, Global Company Guaranteed Notes (Callable 05/15/10 @ $103.75) (France)	(BB, Ba3)	05/15/15	7.500	478,563

Packaging (0.2%)
175	Impress Holdings BV, Rule 144A, Company Guaranteed Notes (Callable 09/15/10 @ $104.63) (Netherlands)‡	(B-, B3)	09/15/14	9.250	253,368

Support-Services (0.2%)
375	Garda World Security Corp., Rule 144A, Senior Unsecured Notes (Callable 03/15/14 @ $104.88) (Canada)‡	(B, B3)	03/15/17	9.750	385,781

Telecom - Integrated/Services (0.8%)
974	Global Crossing UK Finance PLC, Global Senior Secured Notes (Callable 12/15/10 @ $103.58) (United Kingdom)	(B-, B3)	12/15/14	10.750	1,027,570
350	Hellas Telecommunications II SCA, Rule 144A, Subordinated Notes (Luxembourg)ø#‡	(D, C)	01/15/15	6.034	15,750

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

FOREIGN CORPORATE BONDS
Telecom - Integrated/Services
$375	Intelsat Subsidiary Holding Co., Ltd., Global Company Guaranteed Notes (Callable 01/15/11 @ $102.96) (Bermuda)	(B+, B3)	01/15/15	8.875	$389,062
					1,432,382

Telecom - Wireless (0.3%)
50	Wind Acquisition Finance SA, Rule 144A, Company Guaranteed Notes (Callable 07/15/13 @ $105.88) (Luxembourg)‡	(B+, B2)	07/15/17	11.750	55,500
350	Wind Acquisition Finance SA, Rule 144A, Company Guaranteed Notes (Callable 07/15/13 @ $105.88) (Luxembourg)‡	(B+, B2)	07/15/17	11.750	528,047
					583,547

Textiles & Apparel (0.0%)
150	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes (Luxembourg)ø‡	(NR, NR)	11/15/12	9.875	35,519

Transportation - Excluding Air/Rail (1.4%)
1,125	Navios Maritime Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.75) (Marshall Islands)	(B+, B3)	12/15/14	9.500	1,139,062
975	Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/10 @ $102.83) (Bermuda)	(B+, B1)	12/15/13	8.500	970,125
450	Teekay Corp., Global Senior Unsecured Notes (Canada)	(BB, B1)	01/15/20	8.500	472,500
					2,581,687

TOTAL FOREIGN CORPORATE BONDS (Cost $15,509,116)					15,557,123

BANK LOANS (1.5%)
Energy - Exploration & Production (0.6%)
1,056	ATP Oil & Gas	(NR, NR)	07/15/14	5.750	1,066,905

Gaming (0.3%)
489	CCM Merger, Inc.	(NR, NR)	07/21/12	8.500	481,297

Pharmaceuticals (0.2%)
393	Nycomed Holdings Aps	(NR, NR)	12/29/13	7.350	357,999

Telecommunications Equipment (0.4%)
920	AVAYA, Inc.	(NR, NR)	10/24/14	3.137	820,073

TOTAL BANK LOANS (Cost $2,240,322)					2,726,274

Number of Shares

COMMON STOCKS (0.4%)
Auto Components (0.0%)
1,219	Safelite Realty Corp.*^	13,775

Building Products (0.0%)
328	Nortek, Inc.*§	13,120

Chemicals (0.0%)
4,893	Huntsman Corp.	58,961

Commercial Services & Supplies (0.1%)
10,652	Mail Well, Inc., Rule 144A*‡	92,246

Diversified Financial Services (0.3%)
12,186	CIT Group, Inc.*	474,767

Hotels, Restaurants & Leisure (0.0%)
1,500	Progressive Gaming International Corp.*	9

Number of Shares				Value

COMMON STOCKS
Media (0.0%)
7,500	Adelphia (Escrow Holding)*^			$0
750,000	Adelphia Recovery Trust*^			0
887	SuperMedia, Inc.*§			36,278
				36,278
TOTAL COMMON STOCKS (Cost $1,927,693)				689,156

PREFERRED STOCKS (0.1%)
Banks (0.1%)
297	GMAC, Inc., Rule 144A (Callable 12/31/11 @ $1,000)‡			226,562
Media - Broadcast (0.0%)
10,727	CMP Susquehanna Radio Holdings Corp., Rule 144A, Series A*‡			11
TOTAL PREFERRED STOCKS (Cost $61,852)				226,573

WARRANTS (0.0%)
Building Products (0.0%)
864	Nortek, Inc., strike price $1.00, expires 12/07/14*^			864
Diversified Financial Services (0.0%)
12,259	CNB Capital Trust I, Rule 144A, strike price $0.00, expires 03/23/19*‡			12
TOTAL WARRANTS (Cost $864)				876

SHORT-TERM INVESTMENTS (30.5%)
51,715,779	State Street Navigator Prime Portfolio§§			51,715,779

Par (000)		Maturity	Rate%
$3,316	State Street Bank and Trust Co. Euro Time Deposit	04/01/10	0.010	3,316,000
TOTAL SHORT-TERM INVESTMENTS (Cost $55,031,779)				55,031,779

TOTAL INVESTMENTS AT VALUE (129.1%) (Cost $234,114,472)				232,724,279

LIABILITIES IN EXCESS OF OTHER ASSETS (-29.1%)				(52,431,858)

NET ASSETS (100.0%)				$180,292,421

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Value on Settlement Date	Current Value	Unrealized Appreciation

Open Forward Foreign Currency Contracts
USD	3,889,097	EUR	2,683,000	04/15/10	$(3,889,097)	$(3,630,390)	$258,707
USD	102,847	GBP	63,000	04/15/10	(102,847)	(95,560)	7,287
Total							$265,994

Currency Abbreviations:

EUR = Euro Currency

GBP = British Pound

USD = United States Dollar

INVESTMENT ABBREVIATIONS

MTN = Medium Term Note

NR = Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2010, these securities amounted to a value of $53,706,101 or 29.8% of net assets.

+	Step Bond — The interest rate is as of March 31, 2010 and will reset at a future date.
ø	Bond is currently in default.
*	Non-income producing security.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
#	Variable rate obligations — The interest rate is the rate as of March 31, 2010.
§	Security or portion thereof is out on loan.

§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Corporate Bonds
Aerospace & Defense	$—	$1,740,500	$—	$1,740,500
Auto Loans	—	4,120,153	—	4,120,153
Auto Parts & Equipment	—	3,916,887	—	3,916,887
Banks	—	5,282,661	—	5,282,661
Beverages	—	892,469	—	892,469
Building & Construction	—	1,918,663	—	1,918,663
Building Materials	—	3,854,057	—	3,854,057
Chemicals	—	3,870,450	—	3,870,450
Computer Hardware	—	482,500	—	482,500
Consumer Products	—	1,258,688	—	1,258,688
Consumer/Commercial/Lease Financing	—	1,784,001	—	1,784,001
Department Stores	—	518,750	—	518,750
Diversified Capital Goods	—	4,621,875	—	4,621,875
Electric - Generation	—	8,206,068	—	8,206,068
Electric - Integrated	—	1,802,625	—	1,802,625
Electronics	—	2,292,781	—	2,292,781
Energy - Exploration & Production	—	8,388,219	—	8,388,219
Environmental	—	996,688	—	996,688
Food & Drug Retailers	—	1,388,750	—	1,388,750
Food - Wholesale	—	1,613,063	—	1,613,063
Forestry & Paper	—	4,187,809	—	4,187,809
Gaming	—	8,519,396	—	8,519,396
Gas Distribution	—	4,682,253	—	4,682,253
Health Facilities	—	10,265,845	—	10,265,845
Health Services	—	3,507,625	—	3,507,625
Hotels	—	1,708,375	—	1,708,375
Household & Leisure Products	—	552,750	—	552,750
Investments & Misc. Financial Services	—	414,375	—	414,375
Leisure	—	746,600	—	746,600
Machinery	—	1,523,125	—	1,523,125
Media - Broadcast	—	3,509,811	—	3,509,811
Media - Cable	—	7,199,188	—	7,199,188
Media - Diversified	—	778,875	—	778,875
Media - Services	—	1,430,563	—	1,430,563
Metals & Mining - Excluding Steel	—	3,120,901	—	3,120,901
Oil Field Equipment & Services	—	5,702,750	—	5,702,750
Oil Refining & Marketing	—	1,855,438	—	1,855,438
Packaging	—	2,344,031	—	2,344,031
Pharmaceuticals	—	886,165	—	886,165
Printing & Publishing	—	2,969,562	—	2,969,562
Railroads	—	521,875	—	521,875
Restaurants	—	486,875	—	486,875
Software/Services	—	3,888,562	—	3,888,562
Specialty Retail	—	2,873,288	—	2,873,288
Steel Producers/Products	—	1,983,031	—	1,983,031
Support-Services	—	5,196,920	—	5,196,920
Telecom - Integrated/Services	—	8,831,781	—	8,831,781
Telecom - Wireless	—	6,482,100	—	6,482,100
Telecommunications Equipment	—	661,500	—	661,500
Textiles & Apparel	—	894,625	—	894,625
Theaters & Entertainment	—	1,344,156	—	1,344,156

Tobacco	—	472,500	—	472,500
Foreign Corporate Bonds
Aerospace & Defense	—	945,000	—	945,000
Chemicals	—	2,164,625	—	2,164,625
Electronics	—	73,500	—	73,500
Energy - Exploration & Production	—	519,750	—	519,750
Forestry & Paper	—	1,808,487	—	1,808,487
Gaming	—	1,406,209	—	1,406,209
Media - Cable	—	1,054,643	—	1,054,643
Media - Diversified	—	788,562	—	788,562
Metals & Mining - Excluding Steel	—	1,045,500	—	1,045,500
Oil Field Equipment & Services	—	478,563	—	478,563
Packaging	—	253,368	—	253,368
Support-Services	—	385,781	—	385,781
Telecom - Integrated/Services	—	1,432,382	—	1,432,382
Telecom - Wireless	—	583,547	—	583,547
Textiles & Apparel	—	35,519	—	35,519
Transportation - Excluding Air/Rail	—	2,581,687	—	2,581,687
Bank Loans
Energy - Exploration & Production	—	1,066,905	—	1,066,905
Gaming	—	481,297	—	481,297
Pharmaceuticals	—	357,999	—	357,999
Telecommunications Equipment	—	820,073	—	820,073
Common Stocks
Auto Components	—	—	13,775	13,775
Building Products	13,120	—	—	13,120
Chemicals	58,961	—	—	58,961
Commercial Services & Supplies	92,246	—	—	92,246
Diversifed Financial Services	474,767	—	—	474,767
Hotels, Restaurants & Leisure	9	—	—	9
Media	36,278	—	—	36,278
Preferred Stocks
Banks	226,562	—	—	226,562
Media - Broadcast	—	11	—	11
Warrants
Building Products	—	—	864	864
Diversifed Financial Services	—	12	—	12
Short-Term Investments	51,715,779	3,316,000	—	55,031,779
Other Financial Instruments*
Forward Foreign Currency Contracts	—	265,994	—	265,994
	$52,617,722	$180,357,912	$14,639	$232,990,273

*Other financial instruments include futures, forwards and swap contracts.

As of March 31, 2010, the amounts shown by the Fund as being Level 3 securities that were measured at fair value amounted to less than 0.01% of net assets.

The Fund adopted FASB Accounting Standards Update 2010-06 “Fair Value Measurements and Disclosures (ASU 820)” which requires the Fund to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers.  For the quarter ended March 31, 2010, there were no significant transfers in and out of Level 1 and Level 2.

Federal Income Tax Cost - At March 31, 2010, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $234,114,472, $12,033,222, $(13,423,415) and $(1,390,193), respectively.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	May 10, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	May 10, 2010

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	May 10, 2010